CONDENSED CONSOLIDATED BALANCE SHEETS PARENTHETICALS (USD $)	Aug. 31, 2013	Nov. 30, 2012	Nov. 30, 2011
Common Stock, par or stated value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	1,750,000,000	1,750,000,000	1,750,000,000
Common Stock, shares issued	51,144,621	49,117,903	80,500,000
Common Stock, shares outstanding	51,144,621	49,117,903	80,500,000